Share-based payments - Disclosure of reconciliation of BSAs (Details) - shares							1 Months Ended			12 Months Ended	110 Months Ended
	Apr. 22, 2025	Jan. 13, 2025	Apr. 04, 2024	Jan. 22, 2018	Sep. 18, 2017	Dec. 04, 2015	Apr. 30, 2025	Jan. 31, 2025	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
Total BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)								223,944		223,944
Number of instruments issued (in shares)							39,370	125,000		164,370	486,714
Number of instruments lapsed (in shares)										0
Number of instruments exercised (in shares)										(134,587)
Number of instruments outstanding, ending balance (in shares)										253,727	253,727
Number of instruments exercisable (in shares)										30,989	30,989
Maximum number of shares to be issued if all conditions are met (in shares)										253,727	253,727
BSA-2015-11
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)								96,924		96,924
Number of instruments issued (in shares)						96,924				0
Number of instruments lapsed (in shares)										0
Number of instruments exercised (in shares)										(96,924)
Number of instruments outstanding, ending balance (in shares)										0	0
Number of instruments exercisable (in shares)										0	0
Maximum number of shares to be issued if all conditions are met (in shares)										0	0
BSA-2015-12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)								16,400		16,400
Number of instruments issued (in shares)						82,000				0
Number of instruments lapsed (in shares)										0
Number of instruments exercised (in shares)										(16,400)
Number of instruments outstanding, ending balance (in shares)										0	0
Number of instruments exercisable (in shares)										0	0
Maximum number of shares to be issued if all conditions are met (in shares)										0	0
BSA-2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)								16,400		16,400
Number of instruments issued (in shares)					16,400					0
Number of instruments lapsed (in shares)										0
Number of instruments exercised (in shares)										(16,400)
Number of instruments outstanding, ending balance (in shares)										0	0
Number of instruments exercisable (in shares)										0	0
Maximum number of shares to be issued if all conditions are met (in shares)										0	0
BSA-2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)								16,400		16,400
Number of instruments issued (in shares)				49,200						0
Number of instruments lapsed (in shares)										0
Number of instruments exercised (in shares)										0
Number of instruments outstanding, ending balance (in shares)										16,400	16,400
Number of instruments exercisable (in shares)										16,400	16,400
Maximum number of shares to be issued if all conditions are met (in shares)										16,400	16,400
BSA-2024-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)								58,365		58,365
Number of instruments issued (in shares)			58,365						77,820	0
Number of instruments lapsed (in shares)										0
Number of instruments exercised (in shares)										(4,863)
Number of instruments outstanding, ending balance (in shares)										53,502	53,502
Number of instruments exercisable (in shares)										9,726	9,726
Maximum number of shares to be issued if all conditions are met (in shares)										53,502	53,502
BSA-2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)								19,455		19,455
Number of instruments issued (in shares)			19,455							0
Number of instruments lapsed (in shares)										0
Number of instruments exercised (in shares)										0
Number of instruments outstanding, ending balance (in shares)										19,455	19,455
Number of instruments exercisable (in shares)										4,863	4,863
Maximum number of shares to be issued if all conditions are met (in shares)										19,455	19,455
BSA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)								0		0
Number of instruments issued (in shares)		100,000								100,000
Number of instruments lapsed (in shares)										0
Number of instruments exercised (in shares)										0
Number of instruments outstanding, ending balance (in shares)										100,000	100,000
Number of instruments exercisable (in shares)										0	0
Maximum number of shares to be issued if all conditions are met (in shares)										100,000	100,000
BSA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)								0		0
Number of instruments issued (in shares)		25,000								25,000
Number of instruments lapsed (in shares)										0
Number of instruments exercised (in shares)										0
Number of instruments outstanding, ending balance (in shares)										25,000	25,000
Number of instruments exercisable (in shares)										0	0
Maximum number of shares to be issued if all conditions are met (in shares)										25,000	25,000
BSA-2025-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)								0		0
Number of instruments issued (in shares)	39,370						39,370			39,370
Number of instruments lapsed (in shares)										0
Number of instruments exercised (in shares)										0
Number of instruments outstanding, ending balance (in shares)										39,370	39,370
Number of instruments exercisable (in shares)										0	0
Maximum number of shares to be issued if all conditions are met (in shares)										39,370	39,370